PRODUCTION COSTS	12 Months Ended
Dec. 31, 2012
PRODUCTION COSTS
PRODUCTION COSTS

7. PRODUCTION COSTS

	2011	2012
Beginning balance for completed films as of January 1	7,714,809	28,825,639
Addition	57,705,841	49,918,921
Amortization	(37,116,065)	(41,774,480)
Impairment loss	—	(2,280,198)
Exchange difference	521,054	21,734

Subtotal for completed films	28,825,639	34,711,616

Beginning balance for films in production and not released as of January 1	57,101,069	41,019,183
Addition	40,236,802	64,466,725
Transfer to completed films	(57,705,841)	(49,918,921)
Exchange difference	1,387,153	66,806

Subtotal for films in production and not released	41,019,183	55,633,793

Ending balance as December 31	69,844,822	90,345,409

        In the year 2012, based on the economic performance and public acceptance of the films, the management decreased the estimate of the ultimate oversea revenue expected to be realized for certain films and TV series. As a result, the Group incurred additional amortization of $3,659,240 for the year ended December 31, 2012. The portion of the costs of the completed films that are expected to be amortized during the twelve months after December 31, 2012 is $18,040,174, and the Group expects to amortize 80% of such costs within three years from December 31, 2012.

        The Group evaluates its production costs on a title-by-title basis to determine whether the unamortized capitalized costs of any titles have a fair value that is less than its carrying value at least annually or whenever events or changes in circumstances indicate that the carrying amount of the production costs may be impaired. No impairment loss was recorded in 2010 and 2011. In 2012, as a result of lower-than-expected revenue performance of certain films and TV series, the Group determined the unamortized production costs were impaired by $2,280,198. Key assumptions used in the fair value measurement were discount rates ranging from 15% to 16% and estimated remaining cash flows over a period of 10 years from a title's initial release. A change in the discount rate of 1.0% would change the impairment loss measurement by $51,349.